Disposal of business - Narrative (Details) - Mahigaming LLC - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Feb. 01, 2024	Apr. 07, 2021	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Option consideration		$ 2.5	$ 10.0
Final consideration	$ 12.9			$ 12.9
Portion of cash received				$ 2.9	$ 10.0